Income Taxes Level 4 (Details) - Deferred Tax Assets and Liabilities (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Non-pension post-employment	$ 9	$ 8
Accrued and other expenses	72	77
Deferred Tax Assets, Property, Plant and Equipment	4	3
Loss and credit carryforwards	595	522
Pension liabilities	66	35
Gross deferred tax assets	746	645
Valuation allowance	(141)	(432)	(479)	(579)
Net deferred tax asset	605	213
Liabilities [Abstract]
Property, plant and equipment	(163)	(168)
Unrepatriated earnings of foreign subsidiaries	(57)	(78)
Intangibles	(34)	(25)
Gross deferred tax liabilities	(254)	(271)
Net deferred tax asset (liability)	$ 351	$ (58)